Employee Benefit Plans (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025
Employee Benefit Plans [Line Items]
Percentage of contributions to the plan			5.00%
Awards in vested			3 years
Shares awarded (in Shares)			178
Shares outstanding (in Shares)				221
Management incentive bonus plan			$ 1,100	$ 1,300
Recorded incentive bonus plan liability	$ 15,893		15,893
Predecessor [Member]
Employee Benefit Plans [Line Items]
Expensed amount		$ 2,200		3,100	$ 2,700
Expensed amount contribution plan for employees		200		400	600
Employer contributions amount		6,800		11,400	11,800
Recorded incentive bonus plan liability				7,440
Successor [Member]
Employee Benefit Plans [Line Items]
Expensed amount	1,500
Expensed amount contribution plan for employees	300
Employer contributions amount	4,700
Recorded incentive bonus plan liability	15,893		15,893			$ 12,744
Registered Retirement Savings Plans (“RRSP”) [Member] | Predecessor [Member]
Employee Benefit Plans [Line Items]
Expensed amount		$ 1,300		$ 1,900	$ 1,800
Registered Retirement Savings Plans (“RRSP”) [Member] | Successor [Member]
Employee Benefit Plans [Line Items]
Expensed amount	1,000
Long-Term Incentive Plans [Member]
Employee Benefit Plans [Line Items]
Recorded incentive bonus plan liability	$ 300		$ 300
Long-Term Incentive Plans [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Shares vested (in Shares)	132		132
Long-Term Incentive Plans [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Shares vested (in Shares)				176
First Installment [Member]
Employee Benefit Plans [Line Items]
Percentage of installment paid on vesting date			50.00%
Second Installment [Member]
Employee Benefit Plans [Line Items]
Percentage of installment paid on vesting date			50.00%